Issued Capital - Schedule of Common Shares (Details)	Apr. 30, 2021 shares
Common Shares One [Member]
Statement Line Items [Line Items]
Common shares issued	9,000,000
Common Shares Two [Member]
Statement Line Items [Line Items]
Common shares issued	1,166,690
Common Shares to Acquire Royalties and Royalty Options [Member]
Statement Line Items [Line Items]
Common shares issued	6,651,648
Common Shares Private Placements [Member]
Statement Line Items [Line Items]
Common shares issued	902,500
Common Shares UEC to Acquire Royalties [Member]
Statement Line Items [Line Items]
Common shares issued	3,000,000
Common Shares Mega to Acquire Royalty Option [Member]
Statement Line Items [Line Items]
Common shares issued	526,044